Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2014